BALANCE SHEETS - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Assets
Cash and cash equivalents	$ 13,966,500	$ 47,727,522
Accrued income receivable	23,562	4,631,510
Contract asset		1,431,633
Prepaid expenses	127,233	122,545
Current assets	14,117,295	53,913,210
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	14,117,298	53,913,213
Liabilities, Unallocated Reserve And Trust Corpus
Distribution payable		22,960,018
Accrued expenses	380,960	158,443
Contract liability	2,298,121	0
Total liabilities	2,679,081	23,118,461
Unallocated reserve	11,438,214	30,794,749
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 14,117,298	$ 53,913,213